SCOPE OF CONSOLIDATION - Summary of Divestments (Details) - USD ($) $ in Millions			12 Months Ended
	Oct. 30, 2025	Dec. 07, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents			$ 5,392	$ 6,400	$ 7,686	$ 9,300
Property, plant and equipment			41,041	33,311
Other assets			1,199	1,578
Total assets			97,703	89,385
Current liabilities			22,520	21,825
Other long-term obligations			1,540	1,422
Total liabilities			41,167	38,099
Non-controlling interests			2,070	2,063
Gain (loss) on disposal			(63)	$ 0	$ (1,469)
Disposal group, disposed of by sale, not discontinued operations | AMZ
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents	$ 10
Other current assets	120
Property, plant and equipment	0
Other assets	1
Total assets	131
Current liabilities	82
Other long-term obligations	1
Total liabilities	83
Total net assets	48
Non-controlling interests	30
Total net assets disposed of	18
Goodwill allocation	0
Consideration	0
Reclassification of foreign exchange and other	(43)		$ (43)
Gain (loss) on disposal	(61)
Disposal group, disposed of by sale, not discontinued operations | AMTPI
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents	0
Other current assets	11
Property, plant and equipment	0
Other assets	3
Total assets	14
Current liabilities	10
Other long-term obligations	10
Total liabilities	20
Total net assets	(6)
Non-controlling interests	0
Total net assets disposed of	(6)
Goodwill allocation	0
Consideration	0
Reclassification of foreign exchange and other	(8)
Gain (loss) on disposal	$ (2)
Disposal group, disposed of by sale, not discontinued operations | ArcelorMittal Temirtau
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		$ 24
Other current assets		645
Property, plant and equipment		972
Other assets		9
Total assets		1,650
Current liabilities		882
Other long-term obligations		490
Total liabilities		1,372
Total net assets		278
Non-controlling interests		0
Total net assets disposed of		278
Goodwill allocation		(194)
Consideration		278
Reclassification of foreign exchange and other		(1,469)
Gain (loss) on disposal		$ (1,663)